Annual Total Returns[BarChart] - Direxion Daily MSCI Emerging Markets Bull 3X Shares - Direxion Daily MSCI Emerging Markets Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(62.66%)	47.03%	(21.53%)	(19.76%)	(49.91%)	14.75%	138.80%	(49.95%)	44.46%	5.79%